Convertible Debt - Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of convertible debt
	As of June 30, 2019	As of December 31, 2018
Total principal value	$6,000,000	$2,000,000
Unamortized debt discount	(2,843,217)	(587,617)
Unamortized debt issuance costs	(54,747)	(51,423)
Carrying value of total convertible debt - related party	$3,102,036	$1,360,960
Less, noncurrent portion	(3,102,036)	(1,360,960)
Current convertible debt - related party	$-	$-

	As of December 31,
	2018	2017

Total principal value	$2,000,000	$500,000
Unamortized debt discount	(587,617)	(265,000)
Unamortized debt issuance costs	(51,423)	-
Carrying value of total convertible debt – related party	$1,360,960	$235,000
Less, noncurrent portion	(1,360,960)	-
Current convertible debt – related party	$-	$235,000

Schedule of interest expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Interest expense – stated rate	$106,167	$-	$165,277	$3,100
Non-cash interest expense:
Amortization of debt discount	184,313	-	238,293	34,608
Amortization of transaction costs	3,485	-	6,458	-
	$293,965	$-	$410,028	$37,708

	Years Ended December 31,
	2018	2017

Coupon interest expense	$26,433	$667
Noncash Interest Expense
Amortization of debt discount	56,253	-
Amortization of transaction costs	2,283	-
Other interest expense	9,794
	$94,763	$667